SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES (Details)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Right-of-use Assets And Operating Liabilities
2024	$ 228,977	$ 1,788,518
Total future lease payments	228,977	1,788,518
Less imputed interest	(5,403)	(42,201)
Total operating lease liabilities	$ 223,574	$ 1,746,317	$ 3,651,042